Non-Cash Share-Based Compensation - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PSUs
Disclosure of classes of share capital [line items]
Vesting period	3 years
Options
Disclosure of classes of share capital [line items]
Vesting period	3 years
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Vesting percentage	0.00%
Bottom of range | Options
Disclosure of classes of share capital [line items]
Vesting percentage	0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Vesting percentage	100.00%
Top of range | Options
Disclosure of classes of share capital [line items]
Vesting percentage	100.00%
2017 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares authorized and reserved for issuance (in shares)	3,284,031
Number of share option vested (in shares)	2,073,269	1,648,410
Number of share options granted, remain unvested (in shares)	2,095,156	1,138,708
Number of share options granted, remain unvested (in shares)	461,435	238,020
ESPP
Disclosure of classes of share capital [line items]
Shares authorized and reserved for issuance (in shares)	300,000
Number of share purchased (in shares)	41,330	15,132
Shares remaining available to be purchased (in shares)	243,538